Employee Benefit Plans (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	90,474	92,953	97,473
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	19,150	16,050
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(7,207)	(1,890)	(1,960)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(4,625)	(16,639)	(2,560)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	97,792	90,474	92,953
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	68,361	67,685	78,402
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 18.85	$ 18.83	$ 18.71
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 18.00	$ 17.75
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 14.47	$ 14.37	$ 14.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 17.89	$ 18.20	$ 18.15
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 19.04	$ 18.85	$ 18.83
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.98	$ 1.91
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 24,444	$ 7,070	$ 5,918
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 37,002